SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14.   SUBSEQUENT EVENTS

In March, 2020, the WHO declared coronavirus COVID-19 as a global pandemic. The Chinese economy is facing a severe outbreak and to prevent the spread of the pandemic, the country has prohibited offline training institutions to commence classes to avoid people gathering. In March 2022, there is an outbreak in Shanghai and in order to combat the outbreak, all the people have to stay at home and the economy in Shanghai is drastically affected. The company is unable to assess the impact on its future operations.